Subsequent Events	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Subsequent Events

Note 12—Subsequent Events

On October 11, 2016, Centennial Resource Development, Inc. (formerly known as Silver Run Acquisition Corporation) (“CDEV”) consummated the previously announced acquisition of approximately 89% of the outstanding membership interests in the Predecessor (the “Business Combination”), pursuant to (i) the certain Contribution Agreement, dated as of July 6, 2016 (as amended by Amendment No. 1 thereto, dated as of July 29, 2016, the “Contribution Agreement”), among Centennial Resource Development, LLC, a Delaware limited liability company (“CRD”), NGP Centennial Follow-On LLC, a Delaware limited liability company (“NGP Follow-On”), Celero Energy Company, LP, a Delaware limited partnership (together with CRD and NGP Follow-On, the “Centennial Contributors”), the Predecessor and New Centennial, LLC, a Delaware limited liability company (“NewCo”), (ii) that certain Assignment Agreement, dated as of October 7, 2016, between NewCo and Silver Run Acquisition Corporation and (iii) that certain Joinder Agreement, dated as of October 7, 2016, by Silver Run Acquisition Corporation.

In connection with the Business Combination, CDEV paid the Centennial Contributors $1,186,744,348 in aggregate cash consideration and the Centennial Contributors retained 20,000,000 common membership interests in the Predecessor, representing approximately 11% of the outstanding membership interests in the Predecessor.

On October 11, 2016, the Predecessor also entered into an amendment to the credit agreement to, among other things (i) permit the transaction, (ii) reflect the repayment in full of all term loans thereunder, (iii) increase the borrowing base from $140.0 million to $200.0 million, (iv) increase the interest rate to LIBOR plus 2.25% - 3.25%, and (v) require the Predecessor to have sufficient liquidity and satisfy a maximum leverage ratio in order to make dividends. As of the closing date of the Business Combination, the Predecessor had no outstanding debt and approximately $100.0 million of cash on hand.